Subsequent Events (Q2) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 27, 2018	Jun. 26, 2018	May 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	12,704,581				11,152,561	5,896,033
Foothills Bancorp [Member]
Subsequent Event [Line Items]
Cash paid upon conversion (in dollars per share)		$ 1.75
Common shares converted (in shares)		0.666
Common Stock, Shares, Outstanding			1,776,925
Termination fee	$ 1,450,000
Tennessee Bancshares [Member]
Subsequent Event [Line Items]
Common shares converted (in shares)				0.8065